Cover	Jan. 25, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2023
Entity File Number	001-39981
Entity Registrant Name	G SQUARED ASCEND I INC.
Entity Central Index Key	0001837207
Entity Tax Identification Number	98-1578016
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	205 N. Michigan Ave
Entity Address, Address Line Two	Suite 3770
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	552-7160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fifth of a Warrant to acquire one Class A ordinary share [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fifth of a Warrant to acquire one Class A ordinary share
Trading Symbol	GSQD.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GSQD
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GSQD.W
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share, issuable upon exercise of Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share, issuable upon exercise of Redeemable Warrants
Trading Symbol	GSQD
Security Exchange Name	NYSE